Document and Entity Information	12 Months Ended
Mar. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	SMART Technologies Inc.
Entity Central Index Key	0001489147
Document Type	40-F
Document Period End Date	Mar. 31, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--03-31
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding	121,445,305